Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents and Restricted Cash

NOTE 15: CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

Cash and cash equivalents and restricted cash consisted of the following:

	December 31, 2023	December 31, 2022
Cash at banks and on hand	$22,267	$28,854
Restricted cash (Note 2v)	—	300
Short-term deposits	47,015	21,010
Total	$69,282	$50,164

Short-term deposits are comprised of deposits with banks with original maturities of less than 90 days.

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Logistics does maintain cash deposits and equivalents in excess of government-provided insurance limits. Navios Logistics also seeks to reduce its exposure to credit risk by dealing with a diversified group of major financial institutions.

As of December 31, 2023 and 2022, restricted cash was nil and $300, respectively, which related to amounts held in escrow accounts in relation to certain agreements.